Auditors' Remuneration (Tables)	12 Months Ended
Jun. 30, 2023
Auditors' Remuneration [Abstract]
Schedule of Auditors' Remuneration for Each of the Years Indicated, the Fees Billed by Grant Thornton Audit Pty Ltd	The following table sets forth, for each of the years indicated, the fees billed by Grant Thornton Audit Pty Ltd.
	Year Ended June 30,
	2023 A$	2022 A$
Audit and review of financial statements [1]	241,583	173,631
	241,583	173,631
1	Audit fees consist of services that would normally be provided in connection with statutory and regulatory filings or engagements, including services that generally only the independent accountant can reasonably provide.
	Year Ended June 30,
	2023 A$	2022 A$
EMDG grant consulting services	3,000	-
	3,000	-